BCM Decathlon Conservative Fund

Class A Shares (DECCX)

Institutional Class Shares (DCNIX)

BCM Decathlon Moderate Fund

Class A Shares (DECMX)

Institutional Class Shares (DECIX)

BCM Decathlon Growth Fund

Class A Shares (DECGX)

Institutional Class Shares (DGRIX)

PROSPECTUS

April 11, 2021

ADVISORS PREFERRED Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Beaumont Capital Management, LLC 75 Second Avenue, Suite 700 Needham, MA 02494

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARIES	1
BCM Decathlon Conservative Fund	1
BCM Decathlon Moderate Fund	7
BCM Decathlon Growth Fund	13
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	19
Investment Objective	19
Principal Investment Strategies	19
Principal Investment Risks	20
Liquidity Program	25
Temporary Investments	26
Fund Holdings Disclosure	26
Cybersecurity	26
MANAGEMENT	27
Investment Adviser	27
Investment Sub-Adviser	27
Portfolio Managers	27
HOW SHARES ARE PRICED	34
HOW TO PURCHASE SHARES	35
HOW TO REDEEM SHARES	41
HOW TO EXCHANGE SHARES	43
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	44
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	46
DISTRIBUTION OF SHARES	47
Distributor	47
Distribution Fees	47
Additional Compensation to Financial Intermediaries	47
Householding	47
FINANCIAL HIGHLIGHTS	47
PRIVACY notice	48
For More Information	back cover

FUND SUMMARY: BCM Decathlon Conservative Fund

Investment Objective: The Fund seeks income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 in this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Institutional Class
Management Fees	1.24%	1.24%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.15%	0.00%
Acquired Fund Fees and Expenses (2)	0.20%	0.20%
Total Annual Fund Operating Expenses	1.84%	1.44%
(1)	Class A shares other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees. Other expenses are estimated for the first fiscal period.
(2)	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. These are estimated for the first fiscal period.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1

Class	1 Year	3 Years
A	$653	$1,026
Institutional	$147	$456

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to Beaumont Capital Management, LLC (the "Sub-Adviser"). The Sub-Adviser seeks to achieve the Fund's investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes. The Fund primarily invests in exchange-traded funds ("ETFs") that invest in an asset class. Additionally, the Fund may invest directly in equities, fixed income securities, foreign currencies, ETF-linked total return swaps, or index-linked total return swaps to achieve the portfolio's desired exposure. The Sub-Adviser primarily selects securities representing the following asset classes:

•	U.S. and Foreign Common Stocks
•	U.S. and Foreign Government Fixed Income Securities
•	U.S. and Foreign Corporate Fixed Income Securities
•	U.S. Real Estate-Related Securities ("REITs")
•	U.S. and Foreign Currencies
•	Commodities (through commodity-linked securities)

The Fund's portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as "junk bond" credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody's Investors Service, Inc. (“Moody’s) or below BBB- by Standard and Poor's Rating Group, or, if unrated, determined by the Sub-Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries.

The Sub-Adviser uses a proprietary predictive, quantitative, rules-based approach to assess risk (volatility) and reward for each asset class. This approach includes pattern recognition technology (PRT) to analyze the historical return and volatility data of each asset class and representative ETF. PRT seeks to identify repeating patterns within the return and volatility data that suggest a desirable distribution of potential returns over the next 25 trading days. The quantitative system algorithm ranks each ETF in its investment universe daily, based on the desirability of the patterns identified. Higher expected return and lower expected volatility are each considered more desirable. The Sub-Adviser uses these rankings seeking to create a portfolio, generally composed of at least ten ETFs, consisting primarily of ETFs that are highly ranked by the Sub-Adviser's analysis. Between asset class representative ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Sub-Adviser. The Sub-Adviser uses swaps as substitutes for underlying securities when it believes they are more cost effective. Similarly, the Sub-Adviser invests directly in equities, fixed income securities, and foreign currencies rather than ETFs when it believes they are more cost effective. The Sub-Adviser trades dynamically as market

2

environments and opportunities change to create a portfolio that has overall loss risk and volatility within the Sub-Adviser's assigned risk targets. This will lead to high portfolio turnover.

Conservative in the Fund's name refers to the Sub-Adviser's goal of designing a portfolio expected to produce returns within a pre-defined risk tolerance represented by a standard deviation of returns. The Sub-Adviser designates a conservative risk tolerance as a standard deviation of returns of approximately 4% - 7% annualized. The Sub-Adviser expects that the Fund's standard deviation of returns will be similar over time to a blend of 20% global equities and 80% bonds.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's Net Asset Value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund's investment in ETFs.

•	Management Risk: The Sub-Adviser's reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.
•	Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.
•	Commodity Risk: The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
•	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.
•	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located
3

in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

•	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.
•	Fixed Income/Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.
•	Foreign Currency Risk: Foreign currency contracts and securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
•	Junk Bond Risk: Lower-quality fixed income securities, known as "high-yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.
•	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which
4

can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

•	No History of Operations Risk: The Fund has no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
•	Real Estate Risk: An underlying real estate fund or REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional, and national economic conditions, interest rates and tax considerations.

•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

•	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in swaps will tend to magnify the Fund's losses.

•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's portfolio turnover rate is expected to be above 100% annually.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily NAV per share will be available at no cost by calling toll-free 1-833-786-1121.

Investment Adviser: Advisors Preferred, LLC

Investment Sub-Adviser: Beaumont Capital Management, LLC.

Portfolio Managers: David M. Haviland, Managing Partner of the Sub-Adviser; Denis Rezendes, CFA, Partner of the Sub-Adviser; and Brendan Ryan, CFA, Partner of the Sub-Adviser. Each has served the Fund as a portfolio manager since it commenced operations in 2021.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$1,000	$1,000	$250	$100
Institutional	$25,000	$25,000	$250	$100

The Fund or Adviser may waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open. Redemption

5

requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer. Purchase and redemptions requests must be received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) to assure ample time to transmit to the Fund prior to NAV pricing.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) Plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

FUND SUMMARY: BCM Decathlon Moderate Fund

Investment Objective: The Fund seeks income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 in this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Institutional Class
Management Fees	1.24%	1.24%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.15%	0.00%
Acquired Fund Fees and Expenses (2)	0.20%	0.20%
Total Annual Fund Operating Expenses	1.84%	1.44%
(1)	Class A shares other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees. Other expenses are estimated for the first fiscal period.
(2)	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. These are estimated for the first fiscal period.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

7

Class	1 Year	3 Years
A	$652	$1,026
Institutional	$147	$456

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to Beaumont Capital Management, LLC (the "Sub-Adviser"). The Sub-Adviser seeks to achieve the Fund's investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes. The Fund primarily invests in exchange-traded funds ("ETFs") that invest in an asset class. Additionally, the Fund may invest directly in equities, fixed income securities, foreign currencies, ETF-linked total return swaps, or index-linked total return swaps to achieve the portfolio's desired exposure. The Sub-Adviser primarily selects securities representing the following asset classes:

•	U.S. and Foreign Common Stocks
•	U.S. and Foreign Government Fixed Income Securities
•	U.S. and Foreign Corporate Fixed Income Securities
•	U.S. Real Estate-Related Securities ("REITs")
•	U.S. and Foreign Currencies
•	Commodities (through commodity-linked securities)

The Fund's portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as "junk bond" credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody's Investors Service, Inc. or below BBB- by Standard and Poor's Rating Group, or, if unrated, determined by the Sub-Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries.

The Sub-Adviser uses a proprietary predictive, quantitative, rules-based approach to assess risk (volatility) and reward for each asset class. This approach includes pattern recognition technology (PRT) to analyze the historical return and volatility data of each asset class and representative ETF. PRT seeks to identify repeating patterns within the return and volatility data that suggest a desirable distribution of potential returns over the next 25 trading days. The quantitative system algorithm ranks each ETF in its investment universe daily, based on the desirability of the patterns identified. Higher expected return and lower expected volatility are each considered more desirable. The Sub-Adviser uses these rankings seeking to create a portfolio, generally composed of at least ten ETFs, consisting primarily of ETFs that are highly ranked by the Sub-Adviser's analysis. Between asset class representative ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Sub-Adviser. The Sub-Adviser uses swaps as substitutes for underlying securities when it believes they are more cost effective. Similarly, the Sub-Adviser invests directly in equities, fixed income securities, and foreign currencies rather than ETFs when it believes they are more cost effective. The Sub-Adviser trades dynamically as market

8

environments and opportunities change to create a portfolio that has overall loss risk and volatility within the Sub-Adviser's assigned risk targets. This will lead to high portfolio turnover.

Moderate in the Fund's name refers to the Sub-Adviser's goal of designing a portfolio expected to produce returns within a pre-defined risk tolerance represented by a standard deviation of returns. The Sub-Adviser designates a moderate risk tolerance as a standard deviation of returns of approximately 7% - 12% annualized. The Sub-Adviser expects that the Fund's standard deviation of returns will be similar over time to a blend of 50% global equities and 50% bonds.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's Net Asset Value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund's investment in ETFs.

•	Management Risk: The Sub-Adviser's reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.
•	Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.
•	Commodity Risk: The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
•	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.
•	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in
9

emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

•	ETF Risk: Investments in ETFs, may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.
•	Fixed Income/Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.
•	Foreign Currency Risk: Foreign currency contracts and securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
•	Junk Bond Risk: Lower-quality fixed income securities, known as "high-yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.
•	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which
10

can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

•	No History of Operations Risk: The Fund has no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
•	Real Estate Risk: An underlying real estate fund or REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional, and national economic conditions, interest rates and tax considerations.
•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in swaps will tend to magnify the Fund's losses.
•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's portfolio turnover rate is expected to be above 100% annually.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily NAV per share will be available at no cost by calling toll-free 1-833-786-1121.

Investment Adviser: Advisors Preferred, LLC

Investment Sub-Adviser: Beaumont Capital Management, LLC.

Portfolio Managers: David M. Haviland, Managing Partner of the Sub-Adviser; Denis Rezendes, CFA, Partner of the Sub-Adviser; and Brendan Ryan, CFA, Partner of the Sub-Adviser. Each has served the Fund as a portfolio manager since it commenced operations in 2021.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$1,000	$1,000	$250	$100
Institutional	$25,000	$25,000	$250	$100

The Fund or Adviser may waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open. Redemption

11

requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer. Purchase and redemptions requests must be received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) to assure ample time to transmit to the Fund prior to NAV pricing.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) Plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

FUND SUMMARY: BCM Decathlon Growth Fund

Investment Objective: The Fund seeks income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 36 in this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Institutional Class
Management Fees	1.24%	1.24%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.15%	0.00%
Acquired Fund Fees and Expenses (2)	0.20%	0.20%
Total Annual Fund Operating Expenses	1.84%	1.44%
(1)	Class A shares other expenses may include shareholder service expenses that may include sub-transfer agent and sub-custodian fees. Other expenses are estimated for the first fiscal period.
(2)	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. These are estimated for the first fiscal period.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

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Class	1 Year	3 Years
A	$653	$1,026
Institutional	$147	$456

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies: The Fund's investment adviser Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to Beaumont Capital Management, LLC (the "Sub-Adviser"). The Sub-Adviser seeks to achieve the Fund's investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes. The Fund primarily invests in exchange-traded funds ("ETFs") that invest in an asset class. Additionally, the Fund may invest directly in equities, fixed income securities, foreign currencies, ETF-linked total return swaps, or index-linked total return swaps to achieve the portfolio's desired exposure. The Sub-Adviser primarily selects securities representing the following asset classes:

•	U.S. and Foreign Common Stocks
•	U.S. and Foreign Government Fixed Income Securities
•	U.S. and Foreign Corporate Fixed Income Securities
•	U.S. Real Estate-Related Securities ("REITs")
•	U.S. and Foreign Currencies
•	Commodities (through commodity-linked securities)

The Fund's portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as "junk bond" credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody's Investors Service, Inc. or below BBB- by Standard and Poor's Rating Group, or, if unrated, determined by the Sub-Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries.

The Sub-Adviser uses a proprietary predictive, quantitative, rules-based approach to assess risk (volatility) and reward for each asset class. This approach includes pattern recognition technology (PRT) to analyze the historical return and volatility data of each asset class and representative ETF. PRT seeks to identify repeating patterns within the return and volatility data that suggest a desirable distribution of potential returns over the next 25 trading days. The quantitative system algorithm ranks each ETF in its investment universe daily, based on the desirability of the patterns identified. Higher expected return and lower expected volatility are each considered more desirable. The Sub-Adviser uses these rankings seeking to create a portfolio, generally composed of at least ten ETFs, consisting primarily of ETFs that are highly ranked by the Sub-Adviser's analysis. Between asset class representative ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Sub-Adviser. The Sub-Adviser uses swaps as substitutes for underlying securities when it believes they are more cost effective. Similarly, the Sub-Adviser invests directly in equities, fixed income securities, and foreign currencies rather than ETFs when it believes they are more cost effective. The Sub-Adviser trades dynamically as market

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environments and opportunities change to create a portfolio that has overall loss risk and volatility within the Sub-Adviser's assigned risk targets. This will lead to high portfolio turnover.

Growth in the Fund's name refers to the Sub-Adviser's goal of designing a portfolio expected to produce returns within a pre-defined risk tolerance represented by a standard deviation of returns. The Sub-Adviser designates a growth risk tolerance as a standard deviation of returns of approximately 11% - 16% annualized. The Sub-Adviser expects that the Fund's standard deviation of returns will be similar over time to a blend of 80% global equities and 20% bonds.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's Net Asset Value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund's investment in ETFs.

•	Management Risk: The Sub-Adviser's reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.
•	Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.
•	Commodity Risk: The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
•	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.
•	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located
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in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

•	ETF Risk: Investments in ETFs, may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.
•	Fixed Income/Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.
•	Foreign Currency Risk: Foreign currency contracts and securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
•	Junk Bond Risk: Lower-quality fixed income securities, known as "high-yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.
•	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which
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can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

•	No History of Operations Risk: The Fund has no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
•	Real Estate Risk: An underlying real estate fund or REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional, and national economic conditions, interest rates and tax considerations.
•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in swaps will tend to magnify the Fund's losses.
•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's portfolio turnover rate is expected to be above 100% annually.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily NAV per share will be available at no cost by calling toll-free 1-833-786-1121.

Investment Adviser: Advisors Preferred, LLC

Investment Sub-Adviser: Beaumont Capital Management, LLC.

Portfolio Managers: David M. Haviland, Managing Partner of the Sub-Adviser; Denis Rezendes, CFA, Partner of the Sub-Adviser; and Brendan Ryan, CFA, Partner of the Sub-Adviser. Each has served the Fund as a portfolio manager since it commenced operations in 2021.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$1,000	$1,000	$250	$100
Institutional	$25,000	$25,000	$250	$100

The Fund or Adviser may waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open. Redemption

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requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer. Purchase and redemptions requests must be received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) to assure ample time to transmit to the Fund prior to NAV pricing.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) Plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

Each Fund seeks income and capital appreciation. Each Fund's investment objective may be changed without shareholder approval by the Fund's Board of Trustees (the "Board" or the "Trustees") upon written notice to shareholders.

Principal Investment Strategies

The following strategies are shared by the Funds

The Sub-Adviser seeks to achieve the Fund's investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes. The Fund primarily invests in exchange-traded funds ("ETFs") that invest in an asset class. Additionally, the Fund may invest directly in equities, fixed income securities, foreign currencies, ETF-linked total return swaps, or index-linked total return swaps to achieve the portfolio's desired exposure. The Sub-Adviser primarily selects from a managed universe of long-only ETFs chosen to provide the Fund with diverse options from broad asset classes to focused or niche ETFs. The Sub-Adviser primarily selects securities representing the following asset classes:

•	U.S. and Foreign Common Stocks
•	U.S. and Foreign Government Fixed Income Securities
•	U.S. and Foreign Corporate Fixed Income Securities
•	U.S. Real Estate-Related Securities ("REITs")
•	U.S. and Foreign Currencies
•	Commodities (through commodity-linked securities)

The Fund's portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as "junk bond" credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody's Investors Service, Inc. or below BBB- by Standard and Poor's Rating Group, or, if unrated, determined by the Sub-Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries.

The Sub-Adviser uses a proprietary predictive, quantitative, rules-based approach to assess risk (volatility) and reward for each asset class. This approach includes pattern recognition technology (PRT) to analyze the historical return and volatility data of each asset class and representative ETF. PRT seeks to identify repeating patterns within the return and volatility data that suggest a desirable distribution of potential returns over the next 25 trading days. The quantitative system algorithm ranks each ETF in its investment universe daily, based on the desirability of the patterns identified. Higher expected return and lower expected volatility are each considered more desirable. The Sub-Adviser uses these rankings seeking to create a portfolio, generally composed of at least ten ETFs, consisting primarily of ETFs that are highly ranked by the Sub-Adviser's analysis. Between asset class representative ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Sub-Adviser. The Sub-Adviser uses swaps as substitutes for underlying securities when it believes they are more cost effective. Similarly, the Sub-Adviser

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invests directly in equities, fixed income securities, and foreign currencies rather than ETFs when it believes they are more cost effective. The Sub-Adviser trades dynamically as market environments and opportunities change to create a portfolio that has overall loss risk and volatility within the Sub-Adviser's assigned risk targets. This will lead to high portfolio turnover. The Sub-Adviser's strategy also shifts away from failing asset classes and seeks other opportunities to attempt to provide positive returns while also seeking to move to more defensive positioning when volatility and/or losses are predicted to exceed Fund volatility or risk targets.

The following risk tolerance strategy elements are specific to each Fund.

BCM Conservative Fund

Conservative in the Fund's name refers to the Sub-Adviser's goal of designing a portfolio expected to produce returns within a pre-defined risk tolerance represented by a standard deviation of returns. The Sub-Adviser designates a conservative risk tolerance as a standard deviation of returns of between approximately 4% - 7% annualized. The Sub-Adviser expects that the Fund's standard deviation of returns will be similar over time to a blend of 20% global equities and 80% bonds.

BCM Moderate Fund

Moderate in the Fund's name refers to the Sub-Adviser's goal of designing a portfolio expected to produce returns within a pre-defined risk tolerance represented by a standard deviation of returns. The Sub-Adviser designates a moderate risk tolerance as a standard deviation of returns of between approximately 7% - 12% annualized. The Sub-Adviser expects that the Fund's standard deviation of returns will be similar over time to a blend of 50% global equities and 50% bonds.

BCM Growth Fund

Growth in the Fund's name refers to the Sub-Adviser's goal of designing a portfolio expected to produce returns within a pre-defined risk tolerance represented by a standard deviation of returns. The Sub-Adviser designates a growth risk tolerance as a standard deviation of returns of between approximately 11% - 16% annualized. The Sub-Adviser expects that the Fund's standard deviation of returns will be similar over time to a blend of 80% global equities and 20% bonds.

Principal Investment Risks

There is no assurance that a Fund will achieve its investment objective. Each Fund's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Fund. Risks could adversely affect the NAV, total return and the value of a Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each "Fund Summary" section of this Prospectus.

The following risks apply to the Funds through direct investments as well as indirectly through investments in ETFs.

Commodity Risk: The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-based ETFs may be

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affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Bonds may become illiquid.

Emerging Market Risk: The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Fund's holdings at the most

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optimal time, adversely affecting performance. Additional risks of investing in ETFs are described below:

o	Credit Risk: ETFs are subject to declining credit quality and default to the extent they hold debt securities or derivatives of issuers subject to credit risk.
o	Leverage Risk: ETFs may employ leverage, which magnifies the changes in the value of the underlying assets they hold or index upon which they are based. For example, if an ETF's current benchmark is 200% of the price of an index and the ETF meets its objective, the daily value of the ETF will tend to increase or decrease twice the daily value of the change in the price of the index. (e.g., if the index goes up 10% in a day then the leveraged ETF's value should go up 20%; conversely, if the index goes down 10% that day then the leveraged ETF's value should go down 20%).
o	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, there may be times when an ETF share trades at a premium or discount to its NAV.
o	Strategy Risk: Each ETF is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk and sector risk.
o	Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of any indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security's ability to track an index.

Fixed Income/Bond Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Bonds may become illiquid.

Foreign Currency Risk: A Fund's investments in foreign currency denominated securities will subject the Fund to currency trading risks that include market risk, interest rate risk and country

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risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Because the Fund can make foreign investments, its share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. These risks are more pronounced in emerging market countries.

Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These securities are considered speculative. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund's share price may decrease, and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund's share price. Defaulted securities, those subject to a reorganization including bankruptcy court protection may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

Management Risk: The Sub-Adviser's reliance on its strategies, judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. While the Sub-Adviser seeks to take advantage of investment opportunities for the Fund that will enhance its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Sub-Adviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Sub-Adviser's investment strategy will enable the Fund to achieve its investment objective.

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Market Risk: Securities markets can be volatile. In other words, prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The NAV of the Fund will fluctuate based on changes in the value of the high-yield securities in which the Fund invests. The Fund invests, directly or indirectly, in high-yield securities, which may be more volatile and carry more risk than some other forms of investment. Market prices of high-yield securities in broad market segments may be adversely affected by price trends in interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer. Overall securities market risks may affect the value of individual Fund holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, expected default rates, and political events may adversely affect the securities markets.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

No History of Operations Risk: The Fund has no history of operations for investors to evaluate. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act") and the Internal Revenue Code that do not apply to management of other types of accounts. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in a quantitative model.

Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional, and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market

24

segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Mid-Capitalization Companies Risk: Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Swaps Risk: A Fund may use swaps to enhance returns. The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a swap transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the swap may not correlate perfectly with the underlying asset, rate or index. Swap prices may be highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments such as swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Swap contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leverage can magnify the Fund's potential for loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. The Fund's turnover rate is expected to be above 100% annually.

Liquidity Program: Each Fund may participate in the ReFlow Fund, LLC ("ReFlow") liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund's

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redemption in kind policies described under "HOW TO REDEEM SHARES" below. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The minimum fee rate is 0.25% of the value of a Fund's shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow's purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund's objective, policies, or anticipated performance. ReFlow purchases will not be subject to any investment minimum applicable to such shares. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the market timing limitation or fees described in "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" below. The Adviser believes that the program assists in stabilizing a Fund's net assets to the benefit of the Fund and its shareholders. To the extent a Fund's net assets do not decline, the Adviser may also benefit.

Temporary Investments: To respond to adverse market, economic, political, or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. The Fund may be invested in these instruments for extended periods, depending on the Sub-Adviser's assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds' advisory and operational fees.

The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Fund Holdings Disclosure: A description of the Fund's policies regarding the release of Fund holdings information is available in the Fund's Statement of Additional Information ("SAI"). Shareholders may request Fund holdings schedules at no charge by calling toll-free 1-833-786-1121.

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shutdown, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the Adviser, the Sub-Adviser and other service providers to transact business; violations of applicable privacy and other

26

laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Advisors Preferred LLC, 1445 Research Blvd., Suite 530, Rockville, MD 20850, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund's investment portfolio, directly or through a sub-adviser. The Adviser is responsible for assuring the Fund's investments are selected according to the Fund's investment objective, policies, and restrictions. The Adviser was formed in 2011 and commencing 2012, provides investment advisory services to mutual funds. As of December 31, 2020, the Adviser had approximately $1.9 billion in assets under management. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.24% of the average daily net assets with respect to each Fund. The Adviser pays all operating expenses of each Fund, with the exception of Rule 12b-1 distribution fees, shareholder servicing fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. After paying operating expenses, the Adviser retains 0.25% subject to a sliding scale and then pays the remainder to the Sub-Adviser. A discussion regarding the basis for Trustee's approval of the advisory agreement will be available in the Funds' first annual or semi-annual report shareholder.

Investment Sub-Adviser: Beaumont Capital Management, LLC serves as investment sub-adviser to the Funds. The Sub-Adviser is located at 75 Second Avenue, Suite 700, Needham, MA 02494. Subject to the authority and oversight of the Board of Trustees and the Adviser, the Sub-Adviser is responsible for management of each Fund's investment portfolio. The Sub-Adviser was formed on December 31, 2019, when it spun off from its parent entity Beaumont Financial Partners, LLC (also a registered investment advisor) to become a standalone registered investment advisor. The Sub-Adviser operated as a division of Beaumont Financial Partners, LLC since 2009 through 2019. The Sub-Adviser specializes in ETF-based strategies. As of December 31, 2020, the Sub-Adviser had approximately $[100] million in assets under management and advisement. A discussion regarding the basis for Trustee's approval of the sub-advisory agreement will be available in the Funds' first annual or semi-annual report shareholder.

Portfolio Managers:

David M. Haviland, Managing Partner and Lead Portfolio Manager of the Sub-Adviser has served the Sub-Adviser and its predecessor in these capacities since 2009. In addition to managing strategies, his responsibilities include chairing the Sub-Adviser's Investment Committee, strategy

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creation, thought leadership and ongoing business development. With three decades of experience, Mr. Haviland has worked in the financial industry since 1986 and has spent most of his career as an investment advisor. His advisory background has provided him with a unique perspective on managing the Sub-Adviser's strategies. In 1993, he joined his father at H & Co. Financial Services and in October 2000, merged H & Co. into Beaumont Financial Partners, LLC. In 2009, he created the Sub-Adviser as a division of Beaumont Financial Partners, LLC.

Outside of the office, Mr. Haviland has always been active in his community. He has served as Treasurer for several organizations, volunteered six years on the Dover School Committee, including multiple chairmanships, and currently serves as Dover's Assistant Town Moderator. He enjoyed coaching his three boys in just about every sport; he and his wife Kate, along with their sons, are active trap and skeet enthusiasts and registered Therapy Dog handlers. He is a graduate of Deerfield Academy and an honors graduate of the University of Vermont.

Denis Rezendes, CFA, is a Partner of the Sub-Adviser, a position held since January 2020. From 2014 to 2020 he served as a research analyst for the Sub-Adviser or predecessor. Prior to joining the Sub-Adviser, he worked for P-Solve, a specialist investment consultant, actuarial consultant, fiduciary manager, and annuity placement specialist, which is a division of River and Mercantile Group PLC (a financial services holding company); and Boston Trust and Investment Management Company. He is a graduate of Babson College with a B.S. in Business Administration, with a concentration in Finance. Mr. Rezendes' primary role is Portfolio Manager for the Sub-Adviser with a focus on quantitative analysis. He serves on the Sub-Adviser's investment committee and is additionally responsible for assisting with trading of the Sub-Adviser's strategies, operational support and special projects as needed. He currently holds the Series 65 securities license and is a CFA® Charterholder.

Brendan Ryan, CFA, is a Partner of the Sub-Adviser, a position held since January 2019. Prior to joining the Sub-Adviser full-time, he worked in Beaumont Financial Partners, LLC's wealth management division, where he focused primarily on fundamental equity research from 2012 to 2018. Prior to joining Beaumont Financial Partners, LLC's, he worked for Brown Brothers Harriman & Co. after receiving his B.A. in Economics from Boston College. Mr. Ryan's primary role is Portfolio Manager for the Sub-Adviser's strategies, with a focus on fundamental analysis. He serves on the Sub-Adviser's investment committee and is additionally responsible for assisting with trading of the BCM strategies, operational support and special projects as needed. He currently holds the Series 65 securities license and is a CFA® Charterholder.

The Funds' SAI provides additional information about each portfolio manager's compensation structure, other accounts managed and ownership of shares of the Funds.

Sub-Adviser Prior Performance

BCM Decathlon Conservative Fund

The Sub-Adviser has previously managed separate accounts (the "SMA Conservative Composite"), with substantially similar objectives and strategies as it uses to manage the BCM Decathlon Conservative Fund's assets (SMA is an abbreviation for separately managed accounts). The following tables set forth net performance data relating to the historical performance of the

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SMA Conservative Composite, which represents all of the accounts and funds managed by the Sub-Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those to be employed by the Sub-Adviser in the management of the BCM Decathlon Conservative Fund. The data, which has been provided by the Sub-Adviser, is provided to illustrate the past performance of the Sub-Adviser in managing separate accounts with substantially similar investment strategies, as measured against the Dow Jones Conservative Portfolio Index and does not represent the performance of the BCM Decathlon Conservative Fund. The SMA Conservative Composite accounts were subject to similar expenses to those for the BCM Decathlon Conservative Fund. The accounts that compose the SMA Conservative Composite are not subject to the regulatory requirements, specific tax restrictions and investment limitations imposed on the BCM Decathlon Conservative Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the SMA Conservative Composite could have been adversely affected if it had been regulated as an investment company under the federal securities laws. The method used to calculate the SMA Conservative Composite's performance differs from the Securities and Exchange Commission's standardized method of calculating performance because the SMA Conservative Composite employed monthly valuation and did not employ daily valuation and may produce different results. The SMA Conservative Composite accounts have been managed in the same style and by the Sub-Adviser since October 1, 2012. The charts show how the performance for the SMA Conservative Composite varied from year-to-year and over the past eight and one quarter years ended December 31, 2020 using various presentation formats. The SMA Conservative Composite's past performance is not necessarily an indication of how the BCM Decathlon Conservative Fund will perform in the future.

The following table shows the average annual returns for the SMA Conservative Composite over various periods ended December 31, 2020. The index information is intended to permit you to compare the SMA Conservative Composite's performance to broad measures of market performance and to provide a measure of risk.

Average Annual Total Returns

(For periods ended December 31, 2020)

	1-Year	5-Years	Since-Inception (10-1-12)
SMA Conservative Composite	6.58%	6.27%	3.39%
Dow Jones Conservative Portfolio Index*	8.05%	4.81%	3.45%

* The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index's downside risk (past 36 months). The Dow Jones Global Stock CMAC Index is designed to measure a portfolio of stocks.

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SMA Conservative Composite

October 1, 2012 through December 31, 2020.

Year	SMA Conservative Composite Net Return	Dow Jones Conservative Portfolio Index Return
2020	6.58%	8.05%
2019	10.13%	8.13%
2018	-1.29%	-0.62%
2017	13.88%	5.82%
2016	2.74%	2.92%
2015	-1.37%	-0.63%
2014	-1.13%	3.86%
2013	0.94%	1.41%
2012*	-1.32%	-0.02%

* Inception October 1, 2012.

Measure	SMA Conservative Composite	Dow Jones Conservative Portfolio Index
Alpha	1.42%	n/a
Beta	1.00	n/a
Max Drawdown	-5.73%	-4.07%
Sharp Ratio	0.94	1.02
Standard Deviation	5.43%	3.55%

BCM Decathlon Moderate Fund

The Sub-Adviser has previously managed separate accounts (the "SMA Moderate Composite"), with substantially similar objectives and strategies as it uses to manage the BCM Decathlon Moderate Fund's assets (SMA is an abbreviation for separately managed accounts). The following tables set forth net performance data relating to the historical performance of the SMA Moderate Composite, which represents all of the accounts and funds managed by the Sub-Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those to be employed by the Sub-Adviser in the management of the BCM Decathlon Moderate Fund. The data, which has been provided by the Sub-Adviser, is provided to illustrate the past performance of the Sub-Adviser in managing separate accounts with substantially similar investment strategies, as measured against the Dow Jones Moderately Conservative Portfolio Index and does not represent the performance of the BCM Decathlon Moderate Fund. The SMA Moderate Composite accounts were subject to similar expenses as those for the BCM Decathlon Moderate Fund. The accounts that compose the SMA Moderate Composite are not subject to the regulatory requirements, specific tax restrictions and investment limitations imposed on the BCM

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Decathlon Moderate Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the SMA Moderate Composite could have been adversely affected if it had been regulated as an investment company under the federal securities laws. The method used to calculate the SMA Moderate Composite's performance differs from the Securities and Exchange Commission's standardized method of calculating performance because the SMA Moderate Composite employed monthly valuation and did not employ daily valuation and may produce different results. The SMA Moderate Composite accounts have been managed in the same style and by the Sub-Adviser since October 1, 2012. The charts show how the performance for the SMA Moderate Composite varied from year-to-year and over the past eight and one quarter years ended December 31, 2020 using various presentation formats. The SMA Moderate Composite's past performance is not necessarily an indication of how the BCM Decathlon Moderate Fund will perform in the future.

The following table shows the average annual returns for the SMA Moderate Composite over various periods ended December 31, 2020. The index information is intended to permit you to compare the SMA Moderate Composite's performance to broad measures of market performance and to provide a measure of risk.

Average Annual Total Returns

(For periods ended December 31, 2020)

	1-Year	5-Years	Since-Inception (10-1-12)
SMA Moderate Composite	14.81%	8.44%	6.08%
Dow Jones Moderately Conservative Portfolio Index*	10.08%	7.35%	5.95%

* The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderately Conservative Portfolio Index risk level is set to 40% of the Dow Jones Global Stock CMAC Index's downside risk (past 36 months). The Dow Jones Global Stock CMAC Index is designed to measure a portfolio of stocks.

SMA Moderate Composite

October 1, 2012 through December 31, 2020.

Year	SMA Moderate Composite Net Return	Dow Jones Moderately Conservative Portfolio Index
2020	14.81%	10.08%
2019	11.76%	14.14%
2018	-5.39%	-3.15%
2017	21.90%	11.00%
2016	1.31%	5.57%
2015	-5.28%	-1.11%
2014	7.31%	4.78%
2013	5.38%	8.13%
2012*	1.30%	0.84%

* Inception October 1, 2012.

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Measure	SMA Moderate Composite	Dow Jones Moderately Conservative Portfolio Index
Alpha	0.24%	n/a
Beta	1.13	n/a
Max Drawdown	-13.34%	-10.14%
Sharp Ratio	0.72	0.89
Standard Deviation	9.97%	6.90%

BCM Decathlon Growth Fund

The Sub-Adviser has previously managed separate accounts (the "SMA Growth Composite"), with substantially similar objectives and strategies as it uses to manage the BCM Decathlon Growth Fund's assets (SMA is an abbreviation for separately managed accounts). The following tables set forth net performance data relating to the historical performance of the SMA Growth Composite, which represents all of the accounts and funds managed by the Sub-Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those to be employed by the Sub-Adviser in the management of the BCM Decathlon Growth Fund. The data, which has been provided by the Sub-Adviser, is provided to illustrate the past performance of the Sub-Adviser in managing separate accounts with substantially similar investment strategies, as measured against the Dow Jones Moderate Portfolio Index and does not represent the performance of the BCM Decathlon Growth Fund. The SMA Growth Composite accounts were subject to similar expenses as those for the BCM Decathlon Growth Fund. The accounts that compose the SMA Growth Composite are not subject to the regulatory requirements, specific tax restrictions and investment limitations imposed on the BCM Decathlon Growth Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the SMA Growth Composite could have been adversely affected if it had been regulated as an investment company under the federal securities laws. The method used to calculate the SMA Growth Composite's performance differs from the Securities and Exchange Commission's standardized method of calculating performance because the SMA Growth Composite employed monthly valuation and did not employ daily valuation and may produce different results. The SMA Growth Composite accounts have been managed in the same style and by the Sub-Adviser since October 1, 2012. The charts show how the performance for the SMA Growth Composite varied from year-to-year and over the past eight and one quarter years ended December 31, 2020 using various presentation formats. The SMA Growth Composite's past performance is not necessarily an indication of how the BCM Decathlon Growth Fund will perform in the future.

The following table shows the average annual returns for the SMA Growth Composite over various periods ended December 31, 2020. The index information is intended to permit you to compare the SMA Growth Composite's performance to broad measures of market performance and to provide a measure of risk.

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Average Annual Total Returns

(For periods ended December 31, 2020)

	1-Year	5-Years	Since-Inception (10-1-12)
SMA Growth Composite	9.93%	8.15%	6.72%
Dow Jones Moderate Portfolio Index*	12.24%	9.36%	8.04%

* The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index's downside risk (past 36 months). The Dow Jones Global Stock CMAC Index is designed to measure a portfolio of stocks.

SMA Growth Composite

October 1, 2012 through December 31, 2020.

Year	SMA Growth Composite Net Return	Dow Jones Moderate Portfolio Index
2020	9.93%	12.24%
2019	12.55%	18.60%
2018	-6.80%	-5.20%
2017	27.97%	15.14%
2016	0.24%	7.66%
2015	-2.60%	-1.21%
2014	9.97%	5.35%
2013	6.65%	14.46%
2012*	1.22%	1.54%

* Inception October 1, 2012.

Measure	SMA Growth Composite	Dow Jones Moderate Portfolio Index
Alpha	-3.49%	n/a
Beta	1.34	n/a
Max Drawdown	-26.58%	-15.05%
Sharp Ratio	0.47	0.81
Standard Deviation	14.89%	10.04%

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HOW SHARES ARE PRICED

Shares of the Funds are sold at NAV plus any applicable sales load. The NAV of each Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the respective Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, a Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, (iii) Adviser, and (iv) Sub-Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A Fund may use independent pricing services to assist in calculating the value of the Fund's securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because each Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on

34

weekends or other days when the underlying ETFs do not price their shares, the value of some of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, each Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act ("mutual funds"), the Fund's NAV is calculated based upon the NAVs of those mutual funds, and the prospectuses for these mutual funds explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

This Prospectus describes Class A shares and Institutional Class shares offered by each Fund.

Each class of shares in a Fund represents interest in the same portfolio of investments within the Fund. There is no investment minimum on reinvested distributions and a Fund may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below. Each Fund and the Adviser may each waive investment minimums at their individual discretion. However, not all Funds and/or share classes may be available for purchase in all states. For information on ongoing distribution fees, see the section entitled Distribution Fees.

Distribution Fees. This Prospectus describes the classes of shares offered by the Funds: Class A shares and Institutional Class shares. The Funds offer these classes of shares so that you can choose the class that best suits your investment needs and to provide access to the Funds through various intermediaries. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are loads and ongoing fees.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of a Fund to purchase, you should consider your investment goals and your access to the Fund through various intermediaries. To help you make a determination as to which class of shares to buy,

35

please refer back to the examples of a Fund's expenses over time in the Fees and Expenses of the Fund section in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares: Class A shares are offered at the public offering price, which is NAV per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. The Funds reserves the right to waive any load as described below. The following sales charges apply to your purchases of Class A shares of a Fund.

Amount Invested	Sales Charge as a % of Offering Price (1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	4.75%	4.99%	4.00%
$50,000 to $99,999	3.75%	3.83%	3.25%
$100,000 to $499,999	2.00%	2.04%	1.75%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 and above	0.00%	0.00%	0.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Ceros Financial Services, Inc. (the "distributor"), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the respective Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

  Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
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  Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
  Shares held directly in a Fund account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $50,000, during a 13-month period. You may combine purchases of Class A shares of other funds in Advisors Preferred Trust that are sub-advised by the Sub-Adviser for purposes of meeting specified dollar amounts. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the relevant Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the relevant Fund that you intend to do so in writing. This Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

The redemption and repurchase of Fund shares may still result in a tax liability for federal income tax purposes.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of the Funds or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and purchases referred through the adviser.
  Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
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  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of a Fund's shares and their immediate families.
  Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan's investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer"). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$1,000	$1,000	$250	$100
Institutional	$25,000	$25,000	$250	$100

The Fund and the Adviser may each waive investment minimums at their individual discretion. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.

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Purchasing Shares: You may purchase shares of the Funds by sending a completed application form to the following address:

Regular BCM Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Overnight/Express Mail BCM Fund c/o Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan: You may participate in a Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $1,000 on specified days of each month into your established respective Fund account. Please contact the Funds toll-free at 1-833-786-1121 for more information about a Fund's Automatic Investment Plan.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. Customer orders will be priced at a Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in a Fund, please call the Fund toll-free at 1-833-786-1121 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by a Fund's

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designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the respective Fund. The Funds will not accept payment in cash, including cashier's checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Redemptions of Shares of a Fund purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, Shares may be purchased through a broker or by wire, as described in this section.

Note: Gemini Fund Services, LLC, each Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the respective Fund, for any check returned to the transfer agent for insufficient funds.

For shareholder account funds and/or transfers into a Fund, the Fund may accept securities in lieu of cash at the discretion of the Adviser. There may be black-out periods such as near the end of a fiscal quarter or other holding or reporting periods where the Adviser may refuse to accept securities into a Fund from new or existing Shareholders. Any tax issues resulting from the exchange of securities into a Fund in lieu of cash are the responsibility of the shareholder.

When Order is Processed: All shares will be purchased at the NAV per share (plus any applicable sales charge) next determined after a Fund receives your application or request in good order. All requests received in good order by a Fund before the close of regular trading on the NYSE (normally 4:00 p.m. (Eastern Time)) on each day the NYSE is open for business will be processed on that same day. Requests received after the close of regular trading on the NYSE will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•	The name of the Fund and Class of shares
•	The dollar amount of shares to be purchased
•	A completed purchase application or investment stub
•	Check payable to the "Fund Name"

Retirement Plans: You may purchase shares of a Fund for your individual retirement plans. Please call the Funds toll-free at 1-833-786-1121 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular BCM Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Overnight/Express Mail BCM Funds c/o Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call toll-free 1-833-786-1121. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape-recording telephone instructions.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. Customer orders will be priced at a Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds' transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

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Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in a Fund's Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $50 on specified days of each month into your established bank account. Please contact the Funds toll-free at 1-833-786-1121 for more information about a Fund's Automatic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than (the lesser of) $250,000 or 1% of the respective Fund's assets. A Fund may also use redemption in kind for certain Fund shares held by ReFlow. The individual securities will be chosen by a Fund and valued at the Fund's NAV. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Each Fund typically expects that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer, except as noted above. Each Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares including ReFlow, and then from the sale of portfolio securities. Under certain circumstances, as described immediately above, redemption proceeds may be paid in kind rather than in cash. All the redemption payment methods will be used in regular and stressed market conditions.

Good Order: Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

•	The request should be in writing, unless redeeming by telephone, indicating the Fund name, number of Fund shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.
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When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	You request a redemption to be made payable to a person not on record with the respective Fund;
•	You request that a redemption be mailed to an address other than that on record with the respective Fund;
•	The proceeds of a requested redemption exceed $50,000;
•	Any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	Your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the respective Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 60 days of the notice, your account could be closed. After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below the levels above due to a decline in NAV.

HOW TO EXCHANGE SHARES

You may exchange shares of a particular class of a Fund only for shares of the same class of another fund in the BCM family of funds (presently the three Funds offered under this Prospectus compose the members of the family). For example, you can exchange Class A shares of the BCM Decathlon Moderate Fund for Class A shares of the BCM Decathlon Growth Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. If you establish a new account by exchange, the exchanged shares must have a minimum value as described above under "Purchase and Sale of Fund Shares." Subsequent exchanges must have a minimum value as described above under "Purchase and Sale of Fund Shares." The Funds will value your exchanged shares at their respective net asset value next determined after the receipt of the exchange request. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase

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of the shares of the other BCM fund, which may result in a capital gain or loss. You will not be charged the upfront sales charge on exchanges of Class A shares.

In order to exchange shares of a fund on a particular day, that Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day. Exchanges are made at the NAV determined after the order is considered received.

Exchanges by Writing: You may exchange shares by submitting a written request to:

Regular BCM Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Overnight/Express Mail BCM Funds c/o Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Written requests for exchange must provide the following:

•	current Fund's name;
•	account names and numbers;
•	name of the Fund and share class you wish to exchange your shares into;
•	the amount you wish to exchange;
•	specify the shareholder privileges you wish to retain (e.g., Telephone Privileges); and
•	signatures of all registered owners.

Exchanges by Telephone: You may exchange shares by telephone by calling toll-free at 1-833-786-1121, between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open, if you have not canceled your telephone privilege. The Funds will process telephone requests made after 4:00 p.m. Eastern time at the close of business on the next business day. You should notify the Funds in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request. Please note that the Funds will only accept exchanges if your ownership registrations in both accounts are identical.

Exchanges through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to exchange shares of the Fund. Customer orders will be priced at the Funds’ NAV next computed after they are received by an authorized broker or the broker’s authorized designee. The servicing agent may charge a fee for this service.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund discourages and does not accommodate market timing that it considers abusive. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Each Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds'

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Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change or in response to perceived market conditions. The Funds currently use several methods to reduce the risk of abusive market timing. These methods include:

•	Committing staff to review, on a continuous basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy;" and
•	Rejecting or limiting specific purchase requests; and
•	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Fund's Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges out of the Fund.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in abusive market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although each Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, each Fund is limited in its ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect abusive market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full

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cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants. The ReFlow liquidity program is not subject to the market timing limits described above.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem or exchange your shares, you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold or exchanged. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually. Both distributions will be reinvested in shares of the respective Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions or exchanges may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell or exchange them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning a Fund's shares.

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DISTRIBUTION OF SHARES

Distributor: Ceros Financial Services, Inc. ("Ceros"), 1445 Research Blvd., Suite 530, Rockville, MD 20850, is the distributor for the shares of the Funds. Ceros is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Ceros and the Adviser are affiliates because they are under common control. Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (a "Plan") under the 1940 Act with respect to the sale and distribution of Class A shares. Pursuant to the Plan the respective Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund's average daily net assets attributable to the Class A shares. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee includes payment made for personal service and/or the maintenance of shareholder accounts. Because 12b-1 fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries: Ceros, the Adviser, the Sub-Adviser, and each of their affiliates may each, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of a Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to a Fund's shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds toll-free at 1-833-786-1121 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

Rev. MAY 2014
FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number                • Purchase History
• Assets                                           • Account Balances
• Retirement Assets                      • Account Transactions
• Transaction History                       • Wire Transfer Instructions
• Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?

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For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
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Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

▪  Open an account

▪  Provide account information

▪  Give us your contact information

▪  Make deposits or withdrawals from your account

▪  Make a wire transfer

▪  Tell us where to send the money

▪  Tells us who receives the money

▪  Show your government-issued ID

▪  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪  Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪  Affiliates from using your information to market to you

▪  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

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Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Advisors Preferred Trust doesn’t jointly market.

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BCM Decathlon Conservative Fund

BCM Decathlon Moderate Fund

BCM Decathlon Growth Fund

Adviser	Advisors Preferred LLC 1445 Research Blvd. Suite 530 Rockville, MD 20850	Distributor	Ceros Financial Services, Inc. 1445 Research Blvd. Suite 530 Rockville, MD 20850
Sub-Adviser	Beaumont Capital Management, LLC 75 Second Avenue, Suite 700 Needham, MA 02494	Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street 3rd Floor Philadelphia, PA 19103
Transfer Agent	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474	Legal Counsel	Thompson Hine LLP 41 South High Street 17th Floor Columbus, OH 43215
Custodian	U.S. Bank N.A. 425 Walnut Street Cincinnati, OH 45202

Additional information about the Funds is included in the Funds' SAI dated April 11, 2021 and is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds' policies and management. Additional information about the Funds' investments will be available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call toll-free 1-833-786-1121 or visit www.advisorspreferred.com. You may also write to:

Regular Mail BCM Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail BCM Funds c/o Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Reports and other information about each of the Funds is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22756